UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________       to________________

Date of Report (Date of earliest event reported)________________________________

Commission File Number of securitizer:________________________________

Central Index Key Number of securitizer:_______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001887145

Verus Securitization Trust 2022-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg

(202) 534-1815

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Data Compare Report
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC QM-ATR Diligence Report
99.6	AMC Valuation Report
99.7	AMC Supplemental Data
99.8	Covius Real Estate Services, LLC (“CRES”) Executive Summary
99.9	CRES Rating Agency Exceptions Report
99.10	CRES Rating Agency Grades Report
99.11	CRES Rating Agency Tape Compare Report
99.12	CRES Rating Agency ATR QM Report
99.13	CRES Rating Agency Valuation Report
99.14	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Executive Summary
99.15	Consolidated Analytics Due Diligence Standard
99.16	Consolidated Analytics Data Compare Report
99.17	Consolidated Analytics Grading Summary Report
99.18	Consolidated Analytics ATR QM Report
99.19	Consolidated Analytics Valuations Summary Report
99.20	Evolve Mortgage Services (“Evolve”) Executive Summary
99.21	Evolve Exception Detail
99.22	Evolve Rating Agency Grades
99.23	Evolve Data Compare
99.24	Evolve QM ATR Data
99.25	Evolve Valuation Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 25, 2022

NQM DEPOSITOR LLC

	By:	/s/ Robert Konigsberg
		Name:	Robert Konigsberg
		Title:	Chief Financial Officer